Leasing	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leasing	Leasing

We have operating and finance leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms of one year to 20 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.

The following table presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2019
(dollar in millions)	Operating leases	Finance leases	Total
Right-of-use assets (a)	$1,530	$12	$1,542
Lease liability (b)	$1,772	$2	$1,774

Weighted average:
Remaining lease term	11.3 years	2.6 years
Discount rate (annualized)	2.76%	2.88%

(a)	Included in premises and equipment on the consolidated balance sheet.

(b)	Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.

The following table presents the components of lease expense.

Lease expense	Year ended
(in millions)	Dec. 31, 2019
Operating lease expense	$266
Variable lease expense	39
Sublease income	(33)
Finance lease expense:
Amortization of right-of-use assets	7
Interest on lease liabilities	—
Total finance lease expense	$7
Total lease expense	$279

The following table presents cash flow information related to leases.

Cash flow information	Year ended
(in millions)	Dec. 31, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from finance leases	$—
Operating cash flows from operating leases	$285
Financing cash flows from finance leases	$20

See Note 26 for information on non-cash operating and/or finance lease transactions.

The following table presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases	Finance leases
(in millions)
For the year ended Dec. 31,
2020	$284	$2
2021	224	—
2022	199	—
2023	166	—
2024	136	—
2025 and thereafter	1,057	—
Total lease payments	2,066	2
Less: Imputed interest	(294)	—
Total	$1,772	$2

The following table presents the maturity of lease liabilities on operating leases prior to adopting ASU 2016-02, Leases.

Maturities of lease liabilities	Operating leases
(in millions)
For the year ended Dec. 31,
2020	$244
2021	211
2022	172
2023	136
2024 and thereafter	432
Total	$1,195

Leasing	Leasing

We have operating and finance leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms of one year to 20 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.

The following table presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2019
(dollar in millions)	Operating leases	Finance leases	Total
Right-of-use assets (a)	$1,530	$12	$1,542
Lease liability (b)	$1,772	$2	$1,774

Weighted average:
Remaining lease term	11.3 years	2.6 years
Discount rate (annualized)	2.76%	2.88%

(a)	Included in premises and equipment on the consolidated balance sheet.

(b)	Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.

The following table presents the components of lease expense.

Lease expense	Year ended
(in millions)	Dec. 31, 2019
Operating lease expense	$266
Variable lease expense	39
Sublease income	(33)
Finance lease expense:
Amortization of right-of-use assets	7
Interest on lease liabilities	—
Total finance lease expense	$7
Total lease expense	$279

The following table presents cash flow information related to leases.

Cash flow information	Year ended
(in millions)	Dec. 31, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from finance leases	$—
Operating cash flows from operating leases	$285
Financing cash flows from finance leases	$20

See Note 26 for information on non-cash operating and/or finance lease transactions.

The following table presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases	Finance leases
(in millions)
For the year ended Dec. 31,
2020	$284	$2
2021	224	—
2022	199	—
2023	166	—
2024	136	—
2025 and thereafter	1,057	—
Total lease payments	2,066	2
Less: Imputed interest	(294)	—
Total	$1,772	$2

The following table presents the maturity of lease liabilities on operating leases prior to adopting ASU 2016-02, Leases.

Maturities of lease liabilities	Operating leases
(in millions)
For the year ended Dec. 31,
2020	$244
2021	211
2022	172
2023	136
2024 and thereafter	432
Total	$1,195